Inventories (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Dec. 31, 2022
Inventories
Finished goods	€ 1,375,472	€ 1,310,995
Health care supplies	503,930	553,821
Raw materials and purchased components	323,238	306,994
Work in process	125,388	124,404
Inventories	€ 2,328,028	€ 2,296,214